Award Timing Disclosure	3 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee grants equity as dictated by its normal processes and has not, and does not, spring load or otherwise time equity grants in coordination with the release of material non-public information.

No employee has attempted to time LTI award grants by making grant recommendations to the Compensation Committee. Certain executives are authorized to recommend to the Committee the granting of awards for market reasons such as awards to new or promoted personnel or to retain key employees. The Committee may or may not accept such recommendations. Range does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

The Compensation Committee grants equity as dictated by its normal processes and has not, and does not, spring load or otherwise time equity grants in coordination with the release of material non-public information.